FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF INVESTMENTS
Summary of valuation of Fund's investment
Investment in
Portfolio Funds	Total	Level I	Level II	Level III

December 31, 2013	$297,556,960	$—	$297,556,960	$—
December 31, 2012	$543,641,020	$—	$543,641,020	$—